Deferred Share Units (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Deferred Share Units
Schedule of Deferred Share Units

Outstanding DSUs at March 31, 2025 and December 31, 2024 were as follows:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31 2023	1,495,454	$0.90
Granted	2,865,363	$0.13
Vested	(4,023,342)	$0.41
Unvested as at December 31 2024	337,475	$0.16

Unvested as at December 31 2024, and March 31, 2025	337,475	$0.16

The following table summarizes the DSU activity during the years ended December 31, 2024 and 2023:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2022	2,710,000	$0.97
Granted (i, ii)	1,857,280	0.22
Vested (i, iii, iv)	(3,071,826)	0.55
Unvested as at December 31, 2023	1,495,454	$0.90
Granted (v, vi)	2,865,363	0.13
Vested (ii)(v)	(4,023,342)	0.41
Unvested as at December 31, 2024	337,475	$0.16

(i)	On July 4, 2023, 1,611,826 DSUs were issued to the Company’s Directors which vested immediately.

(ii)	On July 6, 2023, 245,454 DSUs were issued to one of the Company’s Directors which vests on July 6, 2024.

(iii)	On April 21, 2023, 1,250,000 DSUs for one of the Company’s Directors vested.

(iv)	On July 1, 2023, 210,000 DSUs for one of the Company’s Directors vested.

(v)	On April 1, 2024, 1,907,840 DSUs were issued to the Company’s Directors which vested immediately.

(vi)	On October 1, 2024, 337,475 DSUs were issued to one of the Company’s Directors which vests on October 1, 2025.